Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
CURRENT TAX ASSETS AND LIABILITIES
Summary of Current Tax Assets and Liabilities
a)	The detail of current tax receivables as of December 31, 2020 and 2019, is as follows:

	As of December 31,
	2020	2019
Tax Receivables	ThCh$	ThCh$
Monthly provisional tax payments	34,534,731	38,536,220
Tax credit for absorbed profits	—	86,068,128
Tax credit for training expenses	503,682	2,668,941
Total	35,038,413	127,273,289

b)	The detail of current tax payables as of December 31, 2020 and 2019, is as follows:

	As of December 31,
	2020	2019
Current tax liabilities	ThCh$	ThCh$
Income tax	72,359,944	17,995,833
Total	72,359,944	17,995,833